Segment Reporting - Summary of Segment Reporting (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Gross revenue from services rendered	R$ 359,236	R$ 311,093	R$ 180,337
Fund Advisory fee	31,569	11,939	21,383
Fund Management fee	285,798	233,826	152,571
Fund Performance fee	41,869	65,328	6,383
Taxes and contributions	(19,344)	(14,376)	(8,133)
Net revenue from services rendered	339,892	296,717	172,204
General and administrative expenses	(124,245)	(113,287)	(90,755)
Operating profit	215,647	183,430	81,449
Finance income	10,050	21,161	8,723
Finance cost	(13,097)	(12,476)	(12,472)
Finance result, net	(3,047)	8,865	(3,749)
Profit before income taxes	212,600	192,115	77,700
Income taxes	(43,446)	(36,483)	(21,022)
Profit for the year	169,154	155,632	56,678
In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	264,493	215,941	122,935
Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	94,743	95,152	57,402
Private Equity [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	108,345	119,615	69,475
Fund Management fee	108,690	119,271	69,475
Fund Performance fee	(344)	344
Taxes and contributions	(5,149)	(3,590)	(1,908)
Net revenue from services rendered	103,197	116,025	67,567
General and administrative expenses	(9,668)	(9,416)	(2,314)
Operating profit	93,529	106,609	65,253
Private Equity [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	36,630	48,220	26,394
Private Equity [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	71,715	71,395	43,081
Public Equities [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	58,937	69,452	28,626
Fund Management fee	53,212	37,736	26,252
Fund Performance fee	5,725	31,716	2,375
Taxes and contributions	(2,847)	(3,452)	(1,319)
Net revenue from services rendered	56,090	66,000	27,307
General and administrative expenses	(6,288)	(7,163)	(5,238)
Operating profit	49,802	58,838	22,069
Public Equities [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	44,948	54,875	21,138
Public Equities [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	13,989	14,577	7,488
Investment Products and solutions [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	62,968	43,315	22,348
Fund Advisory fee	135	1,736	2,970
Fund Management fee	48,489	26,687	16,974
Fund Performance fee	14,344	14,892	2,404
Taxes and contributions	(3,040)	(2,660)	(1,094)
Net revenue from services rendered	59,928	40,655	21,254
General and administrative expenses	(10,789)	(8,467)	(7,943)
Operating profit	49,139	32,188	13,311
Investment Products and solutions [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	54,178	35,339	16,413
Investment Products and solutions [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	8,790	7,977	5,935
Infrastructure [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	30,193	25,645	12,991
Fund Management fee	17,268	11,025	12,991
Fund Performance fee	12,925	14,620
Taxes and contributions	(1,838)	(1,447)	(703)
Net revenue from services rendered	28,355	24,198	12,288
General and administrative expenses	(5,472)	(6,041)	(5,286)
Operating profit	22,883	18,156	7,001
Infrastructure [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	30,193	25,645	12,991
Real Estate [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	32,999	21,757	13,057
Fund Advisory fee	1,096	2,313	374
Fund Management fee	30,561	19,297	12,684
Fund Performance fee	1,341	146
Taxes and contributions	(1,878)	(1,225)	(687)
Net revenue from services rendered	31,120	20,531	12,370
General and administrative expenses	(4,879)	(4,088)	(3,279)
Operating profit	26,241	16,443	9,091
Real Estate [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	32,928	20,553	12,159
Real Estate [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	71	1,203	898
Credit [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	17,815	13,780	9,119
Fund Management fee	16,054	12,962	8,511
Fund Performance fee	1,761	818	608
Taxes and contributions	(994)	(776)	(493)
Net revenue from services rendered	16,821	13,004	8,626
General and administrative expenses	(2,584)	(1,939)	(1,795)
Operating profit	14,237	11,065	6,831
Credit [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	17,815	13,780	9,119
Hedge Funds [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	17,641	9,639	6,681
Fund Management fee	11,524	6,847	5,685
Fund Performance fee	6,117	2,791	996
Taxes and contributions	(974)	(542)	(367)
Net revenue from services rendered	16,667	9,097	6,314
General and administrative expenses	(3,021)	(2,970)	(3,316)
Operating profit	13,646	6,127	2,998
Hedge Funds [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	17,463	9,639	6,681
Hedge Funds [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	178
Financial Advisory Services [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	30,338	7,890	18,039
Fund Advisory fee	30,338	7,890	18,039
Taxes and contributions	(2,624)	(682)	(1,560)
Net revenue from services rendered	27,714	7,207	16,479
General and administrative expenses	(3,012)	(2,727)	(1,967)
Operating profit	24,702	4,481	14,512
Financial Advisory Services [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	30,338	7,890	18,039
Corporate Center [Member]
Disclosure of operating segments [line items]
General and administrative expenses	(78,532)	(70,478)	(59,617)
Operating profit	R$ (78,532)	R$ (70,478)	R$ (59,617)